Accounting policies, Useful life of other acquired intangible assets (Details)	12 Months Ended
Dec. 31, 2021
Software and Hardware [Member] | Bottom of Range [Member]
Intangible assets [Abstract]
Useful life	3 years
Software and Hardware [Member] | Top of Range [Member]
Intangible assets [Abstract]
Useful life	10 years
Website Development [Member] | Bottom of Range [Member]
Intangible assets [Abstract]
Useful life	5 years
Website Development [Member] | Top of Range [Member]
Intangible assets [Abstract]
Useful life	10 years